Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Nov. 23, 2023	Nov. 07, 2023	Sep. 01, 2022
Leases [Abstract]
Extended years of lease term				2 years	5 years	5 years
Operating leases paid	$ 575,014	$ 601,953	$ 635,499
Finance leases	$ 4,322		$ 7,553